Equity Method Investees - Summarized Financial Information, Balance Sheet Data (Detail) - Frontline [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets:
Current assets	$ 11,572	$ 9,529
Non-current assets	2,649	2,554
Total assets	14,221	12,083
Liabilities:
Current liabilities	2,691	2,157
Non-current liabilities	2,356	2,167
Total liabilities	$ 5,047	$ 4,324